Other Operating Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Other operating income and expenses

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Other operating income:
Change in fair value of contingent consideration liabilities (Note 21)	¥18,441	¥—	¥5,966
Gain on sales of property, plant and equipment and investment property	762	18,814	50,330
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	115,363	27,481	30,366
Gain on sale of shares of subsidiaries	—	106,337	56,625
Other	8,967	16,780	16,576
Total	¥143,533	¥169,412	¥159,863

Other operating expenses:
Donations and contributions	¥3,763	¥5,603	¥3,627
Restructuring expense (Note 23)	54,589	44,736	82,962
Loss on liquidation of foreign operations	—	41,465	2,112
Change in fair value of contingent consideration liabilities (Note 21)	—	10,523	—
Loss on sale of shares of subsidiaries	—	—	4,016
Other	14,529	24,228	10,442
Total	¥72,881	¥126,555	¥103,159